Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [LineItems]
Net earnings	$ 1,564	$ 4,023
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	(20)	49
Cash flow hedges adjustments to equity	14	(55)
Foreign currency translation adjustments to equity	109	(287)
Share of other comprehensive loss in equity method investments	(27)	(21)
Related tax benefit on share of other comprehensive loss in equity method investments	7	5
Reclassification of foreign currency translation adjustments on disposal of businesses	9	3,102
Other comprehensive income that will be reclassified to profit or loss, net of tax	92	2,793
Items that will not be reclassified to net earnings:
Fair value adjustments on financial assets	7	3
Remeasurement on defined benefit pension plans	(53)	104
Related tax benefit (expense) on remeasurement on defined benefit pension plans	12	(22)
Share of other comprehensive loss in equity method investments	(8)	(56)
Related tax benefit on share of other comprehensive loss in equity method investments	2	14
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(40)	43
Other comprehensive income	52	2,836
Total comprehensive income	1,616	6,859
Comprehensive income (loss) for the period attributable to:
Total comprehensive income	1,616	6,859
Continuing Operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	1,622	(151)
Discontinued operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	(6)	6,920
Non-controlling interests - discontinued operations	$ 0	$ 90